INCOME TAXES - Income / (loss) before provision for income tax and the actual provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Reconciliation of the PRC statutory tax rate to the effective tax rate
Income before provision for income tax	$ 685,410	$ 132,111	$ 17,483
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 171,353	$ 33,028	$ 4,371
Effect of non-deductible expenses and loss and research and development super deduction expenses		11,570	5,669
Effect of income tax exemptions and preferential tax rates	(20,658)	(7,225)	(700)
Effect of income tax rate difference in other jurisdictions		(14,431)	(70)
Change in valuation allowance	37,982	15,378	6,109
Income tax expenses	$ 154,417	$ 38,320	$ 15,379